Leases - Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023	¥ 15,526
2024	7,853
Total	¥ 23,379